Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000032910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Class A (including sales charges) ($41,238)
Average Annual Return, Percent	4.10%	8.96%	15.22%
C000032912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Class C (including sales charges) ($40,585)
Average Annual Return, Percent	8.65%	9.43%	15.04%
C000034322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Class E ($40,889)
C000032915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Institutional Class ($44,859)
C000094690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Institutional 2 Class ($45,029)
C000078989
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Institutional 3 Class ($45,252)
C000094688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Class R ($42,664)
C000253720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Cornerstone Growth Fund Class S ($44,859)
C000032858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Oregon Intermediate Municipal Bond Fund Class A (including sales charges) ($10,964)
Average Annual Return, Percent	0.65%	(0.38%)	0.93%
C000032862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Oregon Intermediate Municipal Bond Fund Institutional Class ($11,593)
C000122662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class ($11,618)
C000177150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class ($11,669)
C000253715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Oregon Intermediate Municipal Bond Fund Class S ($11,592)
C000029373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Class A (including sales charges) ($11,390)
Average Annual Return, Percent	4.06%	(0.59%)	1.31%
C000029375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Class C (including sales charges) ($11,043)
Average Annual Return, Percent	5.67%	(0.57%)	1.00%
C000029376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Institutional Class ($11,988)
C000136874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Institutional 2 Class ($12,005)
C000177149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Institutional 3 Class ($12,036)
C000253711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Municipal Income Fund Class S ($11,793)
C000210388
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Ultra Short Term Bond Fund Class A (including sales charges) ($12,968)
Average Annual Return, Percent	4.18%	3.82%	2.63%
C000206532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Ultra Short Term Bond Fund Institutional Class ($13,162)
C000082083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Ultra Short Term Bond Fund Institutional 3 Class ($13,261)
Without Sales Load [Member] | C000032910
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%	10.26%	15.90%
Without Sales Load [Member] | C000032912
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%	9.43%	15.04%
Without Sales Load [Member] | C000034322
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%	9.93%	15.65%
Without Sales Load [Member] | C000032915
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%	10.54%	16.19%
Without Sales Load [Member] | C000094690
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%	10.56%	16.24%
Without Sales Load [Member] | C000078989
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	10.61%	16.30%
Without Sales Load [Member] | C000094688
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%	9.98%	15.61%
Without Sales Load [Member] | C000253720
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%	10.54%	16.19%
Without Sales Load [Member] | C000032858
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	0.22%	1.24%
Without Sales Load [Member] | C000032862
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	0.47%	1.49%
Without Sales Load [Member] | C000122662
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%	0.50%	1.51%
Without Sales Load [Member] | C000177150
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	0.54%	1.56%
Without Sales Load [Member] | C000253715
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	0.47%	1.49%
Without Sales Load [Member] | C000029373
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	0.02%	1.62%
Without Sales Load [Member] | C000029375
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	(0.57%)	1.00%
Without Sales Load [Member] | C000029376
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	0.23%	1.83%
Without Sales Load [Member] | C000136874
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	0.25%	1.84%
Without Sales Load [Member] | C000177149
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.29%	1.87%
Without Sales Load [Member] | C000253711
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	0.10%	1.66%
Without Sales Load [Member] | C000210388
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	3.82%	2.63%
Without Sales Load [Member] | C000206532
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	3.95%	2.79%
Without Sales Load [Member] | C000082083
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	4.02%	2.86%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Average Annual Return, Percent	3.74%	0.77%	1.93%
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Average Annual Return, Percent	3.74%	0.77%	1.93%
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Average Annual Return, Percent	3.74%	0.77%	1.93%
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Average Annual Return, Percent	3.74%	0.77%	1.93%
Columbia Threadneedle: Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
Average Annual Return, Percent	3.74%	0.77%	1.93%
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Average Annual Return, Percent	4.00%	3.51%	2.48%
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Average Annual Return, Percent	4.00%	3.51%	2.48%
Columbia Threadneedle: Bloomberg U.S. Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
Average Annual Return, Percent	4.00%	3.51%	2.48%